Taxation - Analysis of Our Taxation Expenses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Income Tax Expense [Line Items]
Total current tax expense	£ (513)	£ (502)	£ (584)
Origination and reversal of temporary differences	55	(20)	46
Adjustments in respect of earlier years	0	2	(57)
Impact of change in UK corporation tax rate to 19% (2018/19: 17%, 2017/18: 17%)	(156)	0	0
Remeasurement of temporary differences	(5)	13	11
Total deferred taxation (expense) credit	(106)	(5)	0
Total taxation expense	(619)	(507)	(584)
UK
Disclosure Of Income Tax Expense [Line Items]
Corporation tax at 19% (2018/19: 19%, 2017/18: 19%) / Current	(495)	(434)	(578)
Adjustments in respect of earlier years	41	(9)	37
Non-UK
Disclosure Of Income Tax Expense [Line Items]
Corporation tax at 19% (2018/19: 19%, 2017/18: 19%) / Current	(58)	(74)	(66)
Adjustments in respect of earlier years	£ (1)	£ 15	£ 23